CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 19,989	$ 70,076	$ 324,735
Accounts receivable, net	315,588	538,511	511,484
Due from related parties	34,590	171,901	250,939
Security deposits, current	14,961	33,089	3,017
Other current assets	19,941	9,250	8,531
Current assets of discontinued operations	15,711	69,216	90,298
Total Current Assets	420,780	892,043	1,189,004
Furniture, fixture, and equipment, net	209,326	55,194	136,578
Security deposits, non-current		0	30,587
Intangible assets, net	22,859	29,040	49,255
Total Assets	652,965	976,277	1,405,424
Current Liabilities
Long-term obligation under capital lease, current	100,022	0
Long-term debt, current	0	488,048	515,763
Accounts payable	120,149	96,354	478,805
Advance from customers	2,176	1,418	79,328
Accrued expenses	453,724	560,705	645,149
Due to related parties	1,094,182	1,072,495	14,510
Other current liabilities	5,045	12,903	5,988
Current liabilities of discontinued operations	80,943	79,098	92,028
Total Current Liabilities	1,856,241	2,311,021	1,831,571
Long-term obligation under capital lease	49,164	0
Long-term debt	0	321,295	390,780
Total Liabilities	$ 1,905,405	$ 2,632,316	2,222,351
Commitments and contingencies (Note 12)
Equity
Capital stock - $.001 par value
Common Stock, $.001 par value, 50,000,000 shares authorized, 22,412,000 and 22,412,000 shares issued and outstanding as of June 30, 2015 and December 31, 2014, respectively	$ 22,412	$ 22,412	2,412
Additional paid-in capital	3,610,959	2,793,855	1,291,467
Subscriptions received in advance		0	1,522,388
Accumulated deficit	(4,179,780)	(3,922,379)	(3,225,091)
Accumulated other comprehensive loss	(65,362)	(56,180)	(101,233)
Total Stockholders' deficit	(611,771)	(1,162,292)	(510,057)
Noncontrolling Interests	(640,669)	(493,747)	(306,870)
Total Deficit	(1,252,440)	(1,656,039)	(816,927)
Total Liabilities and Equity	$ 652,965	$ 976,277	$ 1,405,424